CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 2,664,968	$ 2,103,272	$ 5,291,511	$ 11,215,586	$ 15,358,376
Operating Expenses
Direct cost of services	1,578,471	891,803	2,596,795	3,635,679	2,533,302
Personnel	858,960	1,510,740	2,520,858	4,916,964	7,696,899
Selling, general and administrative	769,449	1,234,588	2,501,662	3,100,450	2,692,276
Total Operating Expenses	3,206,880	3,637,131	7,619,315	11,653,093	12,922,477
Income (Loss) From Operations	(541,912)	(1,533,859)	(2,327,804)	(437,507)	2,435,899
Other Income (Expense)
Interest expense	(109,528)	(89,328)	(1,158,665)	(379,987)	(242,856)
Change in value of derivatives	0	0	(40,082)		0
Miscellaneous income (expense), net	82,227	(2,677)		(24,027)	7,125
Total Other Income (Expense)	(27,301)	(92,005)	(1,198,747)	(404,014)	(235,731)
Income (Loss) From Continuing Operations Before Provision For (Benefit From) Income Taxes	(569,213)	(1,625,864)	(3,526,551)	(841,521)	2,200,168
Provision for (benefit from) income taxes					632,514
Income (Loss) From Continuing Operations	(569,213)	(1,625,864)	(3,526,551)	(841,521)	1,567,654
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, net of tax				(2,079,729)	(948,771)
Net Income (Loss)	(569,213)	(1,625,864)	(3,526,551)	(2,921,250)	618,883
Net income (loss) attributable to PCS Link, Inc. common stockholders	$ (569,213)	$ (1,625,864)	$ (3,526,551)	$ (2,921,250)	$ 618,883
Earnings per share - basic and diluted
Income (loss) from continuing operations attributable to PCS Link, Inc. common stockholders (in dollars per shares)	$ (0.01)	$ (0.06)	$ (0.14)	$ (0.03)	$ 0.06
Income (loss) from discontinued operations attributable to Greenwood Hall, Inc. common stockholders				$ (0.09)	$ (0.04)
Net income (loss) attributable to PCS Link, Inc. common stockholders (in dollars per shares)	$ (0.01)	$ (0.06)	$ (0.14)	$ (0.12)	$ 0.02
Weighted average common shares - basic and diluted (in shares)	39,536,450	25,051,591	25,119,360	25,051,591	25,051,591